MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT

8.   MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT

	Mineral properties - depletable $	Mineral properties - non-depletable $	Construction in progress $	Property, plant & equipment $	Total $
COST
Balance as at December 31, 2024	1,619,651	269,345	73,892	1,017,240	2,980,128
Additions	81,365	52,355	45,048	39,266	218,034
Changes in closure and reclamation provision	2,668	–	–	(469)	2,199
Disposals and write-offs	–	(5,038)	(375)	(6,908)	(12,321)
Sale of discontinued operations (1)	(549,210)	(15,953)	(55)	(258,682)	(823,900)
Transfers	116,136	(116,368)	(86,230)	86,462	–
Balance as at December 31, 2025	1,270,610	184,341	32,280	876,909	2,364,140

ACCUMULATED DEPLETION AND IMPAIRMENT
Balance as at December 31, 2024	901,599	–	49	539,293	1,440,941
Disposals and write-offs	–	–	–	(6,115)	(6,115)
Sale of discontinued operations (1)	(507,347)	–	(49)	(245,781)	(753,177)
Reversal of impairment (Note 32)	(22,369)	–	–	(30,376)	(52,745)
Depletion and depreciation	130,039	–	–	86,521	216,560
Transfers	(931)	–	–	931	–
Balance as at December 31, 2025	500,991	–	–	344,473	845,464
Net book value as at December 31, 2025	769,619	184,341	32,280	532,436	1,518,676
(1)	Represents the net book value of mineral properties and property, plant and equipment of Cuzcatlan and the Sanu Entities that were sold during the second quarter of 2025. Refer to Note 25 for details.

As at December 31, 2025, non-depletable mineral properties include $111.9 million of exploration and evaluation assets (December 31, 2024 - $97.8 million).

As at December 31, 2025, property, plant and equipment include right-of-use assets with a net book value of $75.9 million (December 31, 2024 - $66.3 million). Related depletion and depreciation for the year ended December 31, 2025, was $18.3 million (December 31, 2024 - $15.5 million).

	Mineral properties - depletable $	Mineral properties - non-depletable $	Construction in progress $	Property, plant & equipment $	Total $
COST
Balance as at December 31, 2023	1,544,820	240,970	44,218	941,528	2,771,536
Additions	82,553	29,165	74,018	42,030	227,766
Changes in closure and reclamation provision	2,890	–	–	(45)	2,845
Disposals and write-offs (1)	–	(14,485)	–	(7,534)	(22,019)
Transfers (2)	(10,612)	13,695	(44,344)	41,261	–
Balance as at December 31, 2024	1,619,651	269,345	73,892	1,017,240	2,980,128

ACCUMULATED DEPLETION AND IMPAIRMENT
Balance as at December 31, 2023	724,468	–	49	472,807	1,197,324
Disposals and write-offs	–	–	–	(6,737)	(6,737)
Depletion and depreciation	177,131	–	–	73,223	250,354
Balance as at December 31, 2024	901,599	–	49	539,293	1,440,941
Net book value as at December 31, 2024	718,052	269,345	73,843	477,947	1,539,187

(1)	In July 2021, the Company completed the acquisition of Roxgold including its Boussoura exploration property in Burkina Faso. However, in December 2024, the Company confirmed that substantive expenditure on further exploration and evaluation of mineral resources at the Boussoura site is neither budgeted nor planned. As such, no future value is expected from the Boussoura property. Therefore, the carrying amount of the exploration and evaluation asset exceeded its recoverable amount and the Company recorded a write-off of the exploration property of $14.5 million. The Company reversed its deferred tax liability of $1.6 million related to exploration and evaluation assets after recording a write-off.
(2)	In December 2024, the Company concluded a comprehensive review of its capitalized exploration costs associated with mineral properties. This review involved an analysis of drilling meters, exploration costs incurred to date, and an assessment of the likelihood of each prospect becoming part of the Company's mineral reserves. As a result of this review, certain prospects previously classified as depletable at the Séguéla mine were reclassified as non-depletable mineral properties, resulting in a net transfer of $13.7 million from depletable to non-depletable mineral properties. This reclassification reflects the updated assessment of the long-term economic viability and recoverability of mineral resources associated with these prospects and represents a true-up between depletable and non-depletable categories.